Change in Fiscal Year End (Tables)	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 27, 2011
Change in Fiscal Year End [Abstract]
Condensed Income Statement
The unaudited financial information for the eight-month period ended December 23, 2012 (based on the Company's former fiscal month end), include all normal recurring adjustments necessary for a fair statement of the results for that period.

H. J. Heinz Corporation II and Subsidiaries
Condensed Consolidated Statements of Operations

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	December 23, 2012 FY2013
	(29 Weeks)	(6 Weeks)	(34 Weeks)
			(Unaudited)
	(In thousands)
Sales	$6,239,562	$1,112,872	$7,438,060
Gross profit	$1,651,771	$383,335	$2,692,003
(Benefit from)/provision for income taxes	$(231,623)	$61,097	$142,528
(Loss)/income from continuing operations	$(66,082)	$(191,424)	$769,272
Loss from discontinued operations, net of tax	$(5,636)	$(1,273)	$(36,322)
Net (loss)/income attributable to H. J. Heinz Corporation II	$(77,021)	$(195,571)	$722,331

Successor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Period from February 8, 2013 through December 29, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	$—	$143,778	$2,124,094	$4,191,932	$(220,242)	$6,239,562
Cost of product sold	—	1,614	1,696,754	3,109,665	(220,242)	4,587,791
Gross profit	—	142,164	427,340	1,082,267	—	1,651,771
Selling, general and administrative expenses	—	167,668	422,027	1,070,050	—	1,659,745
Operating (loss)/income	—	(25,504)	5,313	12,217	—	(7,974)
Interest expense, net	—	379,834	6,263	9,335	—	395,432
Other income/(expense), net	—	112,267	(2,170)	(4,396)	—	105,701
Loss from continuing operations before income taxes	—	(293,071)	(3,120)	(1,514)	—	(297,705)
Equity in (losses)/earnings of subsidiaries	(77,021)	127,019	121,234	—	(171,232)	—
Benefit from income taxes	—	(89,031)	(18,033)	(124,559)	—	(231,623)
(Loss)/income from continuing operations	(77,021)	(77,021)	136,147	123,045	(171,232)	(66,082)
Loss from discontinued operations, net of tax	—	—	—	(5,636)	—	(5,636)
Net (loss)/income	(77,021)	(77,021)	136,147	117,409	(171,232)	(71,718)
Less: Net income attributable to noncontrolling interest	—	—	—	5,303	—	5,303
Net (loss)/income	$(77,021)	$(77,021)	$136,147	$112,106	$(171,232)	$(77,021)

Total comprehensive income	$155,989	$155,989	$402,326	$342,444	$(900,759)	$155,989

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Period from April 29, 2013 through June 7, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$18,077	$377,062	$743,341	$(25,608)	$1,112,872
Cost of product sold	NA	428	258,094	496,623	(25,608)	729,537
Gross profit	NA	17,649	118,968	246,718	—	383,335
Selling, general and administrative expenses	NA	101,974	75,011	178,567	—	355,552
Operating (loss)/income	NA	(84,325)	43,957	68,151	—	27,783
Interest expense, net	NA	17,767	13,712	993	—	32,472
Other (expense)/income, net	NA	(25,264)	(105,490)	5,116	—	(125,638)
(Loss)/income from continuing operations before income taxes	NA	(127,356)	(75,245)	72,274	—	(130,327)
Equity in earnings of subsidiaries	NA	12,398	56,897	—	(69,295)	—
Provision for/(benefit from) income taxes	NA	80,613	(29,031)	9,515	—	61,097
(Loss)/income from continuing operations	NA	(195,571)	10,683	62,759	(69,295)	(191,424)
Loss from discontinued operations, net of tax	NA	—	—	(1,273)	—	(1,273)
Net (loss)/income	NA	(195,571)	10,683	61,486	(69,295)	(192,697)
Less: Net income attributable to noncontrolling interest	NA	—	—	2,874	—	2,874
Net (loss)/income	NA	$(195,571)	$10,683	$58,612	$(69,295)	$(195,571)

Total comprehensive (loss)/income	NA	$(276,608)	$(46,925)	$53,418	$(6,493)	$(276,608)

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Year Ended April 28, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$250,421	$3,954,424	$7,707,691	$(383,650)	$11,528,886
Cost of product sold	NA	3,348	2,715,668	4,998,050	(383,650)	7,333,416
Gross profit	NA	247,073	1,238,756	2,709,641	—	4,195,470
Selling, general and administrative expenses	NA	200,286	661,481	1,672,052	—	2,533,819
Operating income/(loss)	NA	46,787	577,275	1,037,589	—	1,661,651
Interest expense, net	NA	165,541	73,803	16,468	—	255,812
Other expense, net	NA	(9,503)	(7,195)	(45,498)	—	(62,196)
(Loss)/income from continuing operations before income taxes	NA	(128,257)	496,277	975,623	—	1,343,643
Equity in earnings of subsidiaries	NA	1,177,533	728,396	—	(1,905,929)	—
Provision for income taxes	NA	48,195	83,073	110,330	—	241,598
(Loss)/income from continuing operations	NA	1,001,081	1,141,600	865,293	(1,905,929)	1,102,045
Income/(loss) from discontinued operations, net of tax	NA	11,822	(33,580)	(52,954)	—	(74,712)
Net (loss)/income	NA	1,012,903	1,108,020	812,339	(1,905,929)	1,027,333
Less: Net income attributable to noncontrolling interest	NA	—	—	14,430	—	14,430
Net (loss)/income	NA	$1,012,903	$1,108,020	$797,909	$(1,905,929)	$1,012,903

Total comprehensive income	NA	$683,093	$741,167	$502,061	$(1,243,228)	$683,093

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Year Ended April 29, 2012

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$244,505	$3,974,717	$7,661,912	$(373,562)	$11,507,572
Cost of product sold	NA	2,046	2,818,328	5,065,971	(373,562)	7,512,783
Gross profit	NA	242,459	1,156,389	2,595,941	—	3,994,789
Selling, general and administrative expenses	NA	194,766	662,735	1,634,981	—	2,492,482
Operating income/(loss)	NA	47,693	493,654	960,960	—	1,502,307
Interest expense, net	NA	153,021	86,742	18,699	—	258,462
Other income/(expense), net	NA	8,227	(6,878)	(9,105)	—	(7,756)
(Loss)/income from continuing operations before income taxes	NA	(97,101)	400,034	933,156	—	1,236,089
Equity in earnings of subsidiaries	NA	1,044,268	779,388	—	(1,823,656)	—
Provision for income taxes	NA	24,008	88,153	132,805	—	244,966
(Loss)/income from continuing operations	NA	923,159	1,091,269	800,351	(1,823,656)	991,123
Loss from discontinued operations, net of tax	NA	—	(2,242)	(48,973)	—	(51,215)
Net (loss)/income	NA	923,159	1,089,027	751,378	(1,823,656)	939,908
Less: Net income attributable to noncontrolling interest	NA	—	—	16,749	—	16,749
Net (loss)/income	NA	$923,159	$1,089,027	$734,629	$(1,823,656)	$923,159

Total comprehensive income/(loss)	NA	$378,451	$606,625	$215,227	$(821,852)	$378,451

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Year Ended April 27, 2011

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$11,129	$4,006,362	$6,719,306	$(178,161)	$10,558,636
Cost of product sold	NA	2,118	2,516,108	4,274,194	(178,161)	6,614,259
Gross profit	NA	9,011	1,490,254	2,445,112	—	3,944,377
Selling, general and administrative expenses	NA	130,371	681,189	1,445,179	—	2,256,739
Operating (loss)/income	NA	(121,360)	809,065	999,933	—	1,687,638
Interest expense, net	NA	34,645	189,701	25,766	—	250,112
Other (expense)/income	NA	(14,397)	(8,417)	1,610	—	(21,204)
(Loss)/income from continuing operations before income taxes	NA	(170,402)	610,947	975,777	—	1,416,322
Equity in earnings of subsidiaries	NA	1,209,170	688,613	—	(1,897,783)	—
Provision for income taxes	NA	49,258	117,511	204,048	—	370,817
(Loss)/income from continuing operations	NA	989,510	1,182,049	771,729	(1,897,783)	1,045,505
Loss from discontinued operations, net of tax	NA	—	(4,960)	(34,597)	—	(39,557)
Net (loss)/income	NA	989,510	1,177,089	737,132	(1,897,783)	1,005,948
Less: Net income attributable to noncontrolling interest	NA	—	—	16,438	—	16,438
Net (loss)/income	NA	$989,510	$1,177,089	$720,694	$(1,897,783)	$989,510

Total comprehensive income	NA	$1,671,703	$892,753	$1,295,833	$(2,188,586)	$1,671,703